                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: ____/____/____   (a)

        or fiscal year ending:       12 / 31 / 02    (b)
                                    --------------

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N)       N
                                                     -----

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:       Separate Account VA-2LNY

    B.  File Number:           811- 7368

    C.  Telephone Number:      213-742-4454


2.  A.  Street: 100 Manhattanville Road

    B.  City:   Purchase         C. State: NY   D. Zip Code: 10577     Zip Ext:

    E.  Foreign Country:                            Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)   N
                                                               -----------------

4.  Is this the last filing on this form by Registrant? (Y/N)    N
                                                              ------------------

5.  Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                    ------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
                                                       -------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) ____________ [If answer is "N" (No), go to item 8.]


    B. How many separate series or portfolios did Registrant have at the end of the period? ____________________________________________________________

                                       01

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                                                    If filing more than one
                                                      Page 50, "X" box: [_]

For period ending    12/31/02
                  ------------------

File number 811-  7368
                --------------------

123. [_] State the total value of the additional units considered in answering
         item 122 ($000's) omitted.                                      $13,271
                                   ---------------------------------------------

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                                $
                          ------------------------------------------------------

125. [_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted)                                                $
                          ------------------------------------------------------

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
         subsequent series.) ($000's omitted)                            $
                                              ----------------------------------

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains,
         if any):                                                        $
                  --------------------------------------------------------------

                                                              Number of                        Total Income
                                                               Series      Total Assets        Distributions
                                                              Investing  ($000's omitted)    ($000's omitted)
                                                              ---------  ----------------    ----------------

A.   U.S. Treasury direct issue                               _________  $_______________    $_______________

B.   U.S. Government agency                                   _________  $_______________    $_______________

C.   State and municipal tax-free                             _________  $_______________    $_______________

D.   Public utility debt                                      _________  $_______________    $_______________

E.   Brokers or dealers debt or
     debt of brokers' or dealers' parent                      _________  $_______________    $_______________

F.   All other corporate intermed. & long-term debt           _________  $_______________    $_______________

G.   All other corporate short-term debt                      _________  $_______________    $_______________

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                         _________  $_______________    $_______________

I.   Investment company equity securities                       1        $370,928            $5,818
                                                              ---------   ---------------     ---------------

J.   All other equity securities                              _________  $_______________    $_______________

K.   Other securities                                         _________  $_______________    $_______________

L.   Total assets of all series of registrant                   1        $370,928            $5,818
                                                              ---------   ---------------     ---------------

                                                    If filing more than one
                                                      Page 51, "X" box: [_]

For period ending    12/31/01
                  ------------------

File number 811-   7368
                --------------------

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) __________________________________________
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) __________________________________________
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ___________________________
                                                                             Y/N

131.     Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                 $ 6,165
                                                       -------------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

         811-            811-         811-          811-         811-

                                    51

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FORM N-SAR  - SEPARATE ACCOUNT VA-2LNY,
A SEPARATE ACCOUNT OF
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
FILE NO. 811- 7368



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 24th day of February, 2003.

                                             TRANSAMERICA LIFE INSURANCE
                                             COMPANY OF NEW YORK

                                             By:   /s/ Ronald L. Ziegler
                                                   -----------------------------
                                                   Ronald L. Ziegler
                                                   Vice President

Witness:

/s/ Frank A. Camp
----------------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
Transamerica Life Insurance Company of New York